Offerings	Jan. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2028
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99947
Maximum Aggregate Offering Price	$ 799,576,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,415.09
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99847
Maximum Aggregate Offering Price	$ 698,929,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,006.03
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99724
Maximum Aggregate Offering Price	$ 498,620,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,338.72
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).